03028369

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

1-10453

OCT 24 2003

October 17, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 17, 2003, the American Stock Exchange, Inc. (the "Exchange") received from The Indonesia Fund, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.001 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Sajjad H. Qamar
Senior Analyst
Listing Qualifications Department

PROCESSED
OCT 29 2003
THOMSON FINANCIAL

cc: Herbert Scholl